JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed on Appendix A do not differ from the Prospectuses contained in the Post-Effective Amendment No. 440 (Amendment 441 under the Investment Company Act of 1940) filed electronically on June 29, 2016.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

July 6, 2016	JPMorgan Trust I

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J.P. Morgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

J.P. Morgan Income Funds

JPMorgan Managed Income Fund